Offerings - Offering: 1	Oct. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.0001 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	5.33
Maximum Aggregate Offering Price	$ 31,980,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,416.44
Offering Note	Represents up to 6,000,000 shares of Class B common stock that are issuable at the option of the registrant pursuant to a share purchase agreement with the selling stockholder. The shares will be offered for resale by the selling stockholder. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.In accordance with Rule 457(c), based on the average of the high ($5.56) and low ($5.10) prices of the Class B common stock on The Nasdaq Capital Market on October 21, 2025.